Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income
Net income (loss)	$ 22,468	$ 4,531	$ (2,180)
Items that will not be reclassified to the income statement
Translation adjustments	(2,174)	(9,160)	(1,677)
Retirement benefit obligations	475	(88)	(126)
Fair value adjustment to investment in equity securities	397	101	(184)
Total items that will not be reclassified to the income statement, net of tax	(1,302)	(9,147)	(1,987)
Items that may be reclassified to the income statement
Translation adjustments	918	4,473	1,111
Net investments hedge	(118)	(578)	(74)
Cash flow hedge	3	(105)	102
Reclassification of cumulative translation adjustment to income statement	(4,749)	(135)
Total items that may be reclassified to the income statement, net of tax	(3,946)	3,655	1,139
Total comprehensive income (loss)	17,220	(961)	(3,028)
Comprehensive income (loss) attributable to noncontrolling interests	21	(318)	(512)
Comprehensive income (loss) attributable to Vale's stockholders	$ 17,199	$ (643)	$ (2,516)